Financial Instruments - Fair Value Measurements - Schedule of Financial Instruments Not Carried at Fair Value (Details) - USD ($)	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023
Financial assets
Cash and cash equivalents	$ 4,397,373	$ 1,496,144
Accounts receivable	97,128	194,197	$ 255,175
Short term investments		298,495
Receivable from government authorities	476,037	445,828	4,211,143
Long term investments	25,295	91,947	254,032
Other financial assets	966,027	770,941	1,381,926
Total assets	5,961,860	3,297,552	9,789,017
Financial liabilities
Accounts payable	20,791,914	14,431,587	6,547,978
Debt	2,973,192	5,049,483	5,509,948
Other financial liabilities	1,315,048	1,232,930	1,349,393
Total liabilities	$ 25,080,154	$ 20,714,000	$ 13,407,319